OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends and net income on equity investments
Equity method		$ 249,231	$ 187,814	$ 253,602
Total dividends received, and share of profits of equity method investees		380,599	294,030	290,642	[1]
Profits of equity method investees [Member]
Dividends and net income on equity investments
Dividends	[2]	84,183	67,582	32,248
Equity investments	[3]	71,207	86,399	(19,680)
Equity method	[4]	249,231	187,814	253,602
Gains (Losses) on sale of Discontinued Operations	[4],[5]	77,916	0	0
Others	[6]	(101,938)	(47,765)	24,472
Total dividends received, and share of profits of equity method investees		$ 380,599	$ 294,030	$ 290,642

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	2019 2018 2017 In millions of COPDividends (1) 84,183 67,582 32,248Equity investments (2) 71,207 86,399 (19,680)Equity method (3) 249,231 187,814 253,602Gains on sale of investments is subsidiarys and associates (3) (4) 77,916 - -Others(5) (101,938) (47,765) 24,472Total dividends received, and share of profits of equity method investees 380,599 294,030 290,642Dividends received from equity investments at fair value through profit or loss as of December 31, 2019, 2018 and 2017 amount COP 73,685, COP 54,477 and COP 20,297, respectively. Dividends from equity investments at fair value through OCI amount COP 10,498, COP 13,105 and COP 11,951, respectively. As of December 31, 2019, 2018 and 2017, the amount includes dividends of investments derecognised for COP 4,100, COP 950 and COP 1,556, respectively.
[3]	As of December 31, 2018, there is a profit on capital investments due to the increase in fair value in the portfolio measured at fair value through the profit or loss held by Banagricola S.A.
[4]	For further information, see Note 8 investments in associates and joint ventures.
[5]	Corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736.
[6]	For further information see Note 17 Borrowings from other financial institutions.